NVIT GQG US Quality Equity Fund Expense Example - NVIT GQG US Quality Equity Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,021
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,298
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 961